Expense Example - ABSOLUTE SELECT VALUE ETF - ABSOLUTE SELECT VALUE ETF [Default Label]	Jul. 29, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	$ 1,328